Equity dividends	12 Months Ended
Mar. 31, 2022
Equity dividends
Equity dividends
2	Equity dividends

	2022	2021
	€m	€m
Declared and paid during the financial year:
Final dividend for the year ended 31 March 2021: 4.5 eurocents per share (2020: 4.5 eurocents per share)	1,254	1,205
Interim dividend for the year ended 31 March 2022: 4.5 eurocents per share (2021: 4.5 eurocents per share)	1,229	1,207
	2,483	2,412
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2022: 4.5 eurocents per share (2021: 4.5 eurocents per share)	1,265	1,260